Credit risk - Management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	3.20%	4.90%
Impairment allowance | American Airlines Portfolio | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 200
Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4,230	4,034
Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4,094	3,835
Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	136	199
Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	66	81
Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	70	118
Total loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	66	81
Total loans and advances at amortised cost including debt securities | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	20	17
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	46	64
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 0
Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	3.20%	4.90%
Total loans and advances at amortised cost | Assets classified as held for sale
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance		2.10%
Total loans and advances at amortised cost | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets		£ 236
Total loans and advances at amortised cost | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 4,214	4,015
Total loans and advances at amortised cost | Total impairment allowance | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets		240
Total loans and advances at amortised cost | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4,080	3,817
Total loans and advances at amortised cost | Impairment allowance pre management adjustments | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets		235
Total loans and advances at amortised cost | Modelled ECL | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,400	3,400
Total loans and advances at amortised cost | Individually assessed impairments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	700	500
Total loans and advances at amortised cost | Non-modelled exposures | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	100
Total loans and advances at amortised cost | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	134	198
Total loans and advances at amortised cost | Management adjustments | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets		5
Total loans and advances at amortised cost | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	64	80
Total loans and advances at amortised cost | Economic uncertainty adjustments | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets		5
Total loans and advances at amortised cost | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	70	118
Total loans and advances at amortised cost | Other adjustments | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets		0
Total loans and advances at amortised cost | Stage 1 | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets		66
Total loans and advances at amortised cost | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	19	16
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets		126
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	45	64
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets		44
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 0
Retail mortgages
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	0.00%	24.20%
Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 37	£ 33
Retail mortgages | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	37	33
Retail mortgages | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	37	25
Retail mortgages | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	8
Retail mortgages | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	8
Retail mortgages | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	8	9
Retail mortgages | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1	0
Retail mortgages | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	28	24
Retail mortgages | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 0
Retail credit cards
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	2.00%	4.50%
Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 2,647	£ 2,586
Retail credit cards | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2,690	2,623
Retail credit cards | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2,635	2,505
Retail credit cards | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	55	118
Retail credit cards | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	31
Retail credit cards | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	55	87
Retail credit cards | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	412	395
Retail credit cards | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	785	796
Retail credit cards | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	31
Retail credit cards | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,450	1,395
Retail credit cards | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 0
Retail other
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	3.00%	(3.00%)
Retail other | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 32	£ 32
Retail other | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	33	33
Retail other | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	32	34
Retail other | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1	(1)
Retail other | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1	(1)
Retail other | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	8	7
Retail other | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	6	5
Retail other | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	18	20
Retail other | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 0
Corporate loans
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	5.40%	5.50%
Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 1,088	£ 966
Corporate loans | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,454	1,326
Corporate loans | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,376	1,253
Corporate loans | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	78	73
Corporate loans | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	64	49
Corporate loans | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	14	24
Corporate loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	144	141
Corporate loans | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	19	16
Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	239	235
Corporate loans | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	45	33
Corporate loans | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	705	590
Corporate loans | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 0
Debt securities at amortised cost
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	12.50%	5.30%
Debt securities at amortised cost | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 16	£ 19
Debt securities at amortised cost | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	14	18
Debt securities at amortised cost | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2	1
Debt securities at amortised cost | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2	1
Debt securities at amortised cost | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Debt securities at amortised cost | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1	1
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1	0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Cash collateral and settlements | Management adjustments | Barclays Investment Bank | Other financial assets subject to impairment | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1	1
Reverse repurchase agreements | Management adjustments | Barclays Investment Bank | Other financial assets subject to impairment | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 1	£ 1